9. STOCK OPTION PLANS (Tables)	12 Months Ended
Dec. 31, 2013
Options
Assumptions used
	Years Ended December 31,
	2013	2012

Expected volatility	134.99%	303.1%
Expected dividend yield	–	–
Risk-free interest rate	2.7%	1.06%
Expected term (in years)	5.45	6.65

Schedule of options/warrants outstanding
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Share	Price	Term	Value

Outstanding, January 1, 2013	4,575,000	$.76	4.36	27,000
Granted	2,470,000	$.38	6.44
Exercised	–	–
Cancelled / Expired	–	–

Outstanding, December 31, 2013	7,045,000	$.49	4.52	314,750

Options exercisable, December 31, 2013	7,045,000	$.49	4.52	–

Warrants
Assumptions used
	Years Ended
	2013	2012

Expected volatility	70.66%	52.88%
Expected dividend yield	–	–
Risk-free interest rate	.88%	.3%
Expected term (in years)	4.44	3.5

Schedule of options/warrants outstanding
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Share	Price	Term	Value
Outstanding, January 1, 2013	14,319,532	$.55	1.56	0
Granted	11,172,508	$.51	3.98
Exercised	–	–
Cancelled/Expired	(5,851,665)	–
Outstanding, December 31, 2013	19,640,375	$.56	2.88	209,500

Warrants exercisable, December 31, 2013	19,640,375	$.56	2.88	209,500